GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Balance as of January 1		$ 27,520
Balance as of December 31	164,092	27,520
Perion [Member]
Goodwill [Line Items]
Acquisitions	118,880
Grow Mobile, Inc [Member]
Goodwill [Line Items]
Acquisitions	$ 17,692